Financial Assets At Amortized Cost - Disclosure of Movement of ECL Allowance of Financial Assets At Amortized Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	¥ 3,784,613
Ending balance	4,716,448	¥ 3,784,613
Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,338,976	1,171,865	¥ 1,387,947
New financial assets originated or purchased	19,733	10,808	8,593
Transfers	232,385
Net impact on expected credit loss by stage transfer	232,385
Write-offs	(50,712)	(26,345)	(234,275)
Disposal in the current period		(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(76,281)	33,287	(19,721)
Change in parameters of expected credit loss model	414,237	293,681	29,321
Ending balance	1,878,338	1,338,976	1,171,865
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	11,904	5,160	13,997
New financial assets originated or purchased	19,733	10,808	8,593
Transfers	(3,622)
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 2	(3,622)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(5,395)	(4,531)	(4,160)
Change in parameters of expected credit loss model	17,898	467	(13,270)
Ending balance	40,518	11,904	5,160
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance		0	0
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 2	3,622
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 3	(63,386)
Net impact on expected credit loss by stage transfer	59,764
Ending balance			0
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	1,280,502	1,140,348	1,321,133
Transfers	236,007
Transfers In Financial Assets At Amortised Cost From stage 1 to stage 3	63,386
Net impact on expected credit loss by stage transfer	172,621
Write-offs	(38,858)	(17,651)	(221,754)
Disposal in the current period		(144,320)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	(74,124)	(10,366)	(15,444)
Change in parameters of expected credit loss model	403,165	312,491	56,413
Ending balance	1,806,692	1,280,502	1,140,348
POCI [Member] | Allowance for credit losses [member]
Disclosure of movement of ECL allowance of financial assets at amortized cost [Line Items]
Beginning balance	46,570	26,357	52,817
Write-offs	(11,854)	(8,694)	(12,521)
Financial assets de-recognized and other adjustments in the current period (including repayments of financial assets)	3,238	48,184	(117)
Change in parameters of expected credit loss model	(6,826)	(19,277)	(13,822)
Ending balance	¥ 31,128	¥ 46,570	¥ 26,357